Note 42 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Financial assets measured at cost, impairment or reversal of impairment		€ 70,762,000	€ 4,560,000
Financial Assets At Amortized Cost	[1]	4,075,306,000	1,726,872,000
Recovery of written-off assets		(144,623,000)	(534,130,000)
Total impairment or reversal of impairment on financial assets not measured at fair value through profit or loss		€ (4,146,000,000)	€ (1,731,000,000)

[1]	(*) As of June 30, 2020 th e amount includes mainly the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 6.2).